Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	Potentially dilutive items outstanding as of December 31, 2023 and 2022 is as follows:
	December 31,
	2023	2022
Series Seed preferred stock (convertible to common stock)	-	3,091,672
Series Seed-1 preferred stock (convertible to common stock)	-	2,440,412
Series Seed-2 preferred stock (convertible to common stock)	-	2,088,696
Series Seed-3 preferred stock (convertible to common stock)	-	357,836
Common stock warrants	1,090,272	54,203
Preferred stock warrants	-	128,819
Stock options	1,515,386	861,309
Unvested restricted common stock	324,019	-
Total potentially dilutive shares	2,929,677	9,022,947